Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net
7.
Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net

During the year ended December 31, 2025, our business combinations generated $168.4 million of goodwill which was primarily attributable to expected synergies and potential monetization opportunities, see Note 4 for more information.

The following table sets forth the major categories of the intangible assets at December 31, 2025:

	December 31, 2025	December 31, 2024
In-development intangible asset, net	$8,216,026	$6,655,623

Software	$39,219,645	$1,014,967
Less—Accumulated amortization for Software	(2,667,505)	(920,412)
Software, net	$36,552,140	$94,555

Developed technology	84,127,019	—
Less—Accumulated amortization for Developed technology	(3,365,707)	—
Developed technology, net	$80,761,312	$—

Customer contracts and related relationships	106,118,036	—
Less—Accumulated amortization for Customer contracts and related relationships	(2,716,100)	—
Customer contracts and related relationships, net	$103,401,936	$—

Patents and trademarks	10,399,633	—
Less—Accumulated amortization for Patents and trademarks	(526,404)	—
Patents and trademarks, net	$9,873,229	$—

Recruitment database	491,970	—
Less—Accumulated amortization for Recruitment database	(95,661)	—
Recruitment database, net	$396,309	$—

Intangible assets, net	$239,200,952	$6,750,178

The following table sets forth crypto intangible assets and other digital assets at December 31, 2025:

	December 31, 2025	December 31, 2024
Crypto intangible assets, net	$102,801	$—

Other digital assets	79,719,282	—
Less—Impairment charge for Other digital assets	(63,345,577)	—
Other digital assets, net	$16,373,705	$—

Amortization expense for software for the years ended December 31, 2025 and 2024 was $6,690,224 and $183,578 respectively. The Company has not commenced amortizing the in-development intangible asset as it not yet ready for its intended use.

As of December 31, 2025, expected amortization expense for intangible assets over its remaining life is as follows:

2026	$39,536,358
2027	39,448,758
2028	39,353,098
2029	39,284,769
2030	34,977,320
Thereafter	38,384,623
$230,984,926